UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2020

Item 1. Reports to Stockholders.

ZIEGLER SENIOR FLOATING RATE FUND
−	CLASS A (ZFLAX)
−	CLASS C (ZFLCX)
−	INSTITUTIONAL CLASS (ZFLIX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

March 31, 2020

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Ziegler Senior Floating Rate Fund will send a notice, either by mail or e-mail, each time an updated report is available on the Fund’s website (www.zcmfunds.com). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge.  Contact your financial intermediary to make this election, or direct investors can call 1-833-777-1533.

www.zcmfunds.com

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Ziegler Senior Floating Rate Fund
Semi-Annual Period Ending March 31, 2020

Dear Investor:

We are pleased to present you with the Semi-Annual Report of Ziegler Senior Floating Rate Fund (the “Fund”) for the six-month period ended March 31, 2020.

For the six-month period beginning October 1, 2019 and ending March 31, 2020, the total return was -10.16% for Institutional shares, -10.61% for Class C shares, and -10.00% for Class A shares without the sales charge and -13.83% including the sales charge.  The Fund had $69.48 million in assets across all share classes as of the end of the period.

Market Environment
Relative stability in the leveraged loan market during the last months of 2019 and the beginning of 2020 was followed by the most volatile period in its history, starting with the onset of the COVID-19 crisis in March 2020. The loan market experienced 6 of its 10 biggest daily price declines in its history during the two-week period ending March 23, 2020. This decline was partially offset by an impressive rally during the remaining 8 days in the quarter where the asset class experienced 4 of its 10 largest daily price increases in history.

Collateralized Loan Obligations (CLOs), typically the largest buyers of leveraged loans, had issuance in Q4 2019 of $23.83 billion, up 7.43% versus the same period last year. CLO issuance during 1Q 2020 was down 40.86% versus the same period last year, with a meaningfully sharp decline in issuance experienced during the month of March. Bank loan issuance followed a similar pattern.

The outflows from bank loan mutual funds and ETFs experienced during 2019 (-$38.1 bn) persisted during Q1 2020 (-$16 bn). March alone saw net outflows of -$13.4 bn, which was the second largest month on record (December 2018 outflows were $15.3 bn) dating back to January 2011.

Performance Discussion
After modestly underperforming the Credit Suisse Leveraged Loan Index in Q4 2019, the first quarter of 2020 was extremely challenging for Equity and Credit markets given the rapid deterioration in the global economy caused by the ongoing coronavirus pandemic. March was a particularly challenging month, experiencing the second largest performance decline in leveraged loan history. Indiscriminate selling occurred due to escalating investor anxiety and increasing concerns that this crisis would move the global economy into a recession. The loan asset class experienced massive retail fund redemptions and a wave of ratings downgrades, providing additional pricing pressure as many CLO Managers needed to aggressively reposition their portfolios to maintain compliance.

The Ziegler Senior Floating Rate Fund’s Institutional Class Shares outperformed the Credit Suisse Leveraged Loan Index (the “Index”) for the six-month period ended March 31, 2020 by 0.90%. The fund experienced a broad-based decline in performance across most holdings and industries. The fund’s relative outperformance versus the index is largely attributed to the portfolio being skewed toward higher-quality and larger-sized issuers, both of which were desirable characteristics in this environment. Further, performance benefited from exposure to more defensive industries such as Financials, Cable/Wireless and Food & Drug, while having limited exposure to more cyclical industries such as Energy, Metal & Mining, and Manufacturing.

Outlook
2020 is going to be an unprecedented year for most asset classes as it will for the bank loan market. The stretch for yield across credit markets reversed course sharply as the first quarter ended. This was exhibited in the selloff in lower rated Investment Grade and Bank Loans as economic uncertainty and the resulting threat of downgrades began to rise. In the Bank Loan market specifically, we have seen a rapid acceleration of retail fund outflows. This resulted in some of the highest quality and most liquid names selling off, but quickly reversed course as non-traditional buyers stepped into the market. As we look out through the balance of the year, we expect the market to experience greater price dispersion across credits.  We expect outperformance to come from companies who can tap the capital markets and shore up liquidity for the next twelve months. As the year progresses, we expect investors to shift focus to earnings and the reality of leverage levels in that environment.

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We expect this to be a year of tremendous opportunity in the face of earnings volatility, ratings downgrades and the threat of rising defaults. Fallen Angels will be a consistent theme throughout the year as will the uncertainty surrounding energy and broader commodity markets. The technical environment will be of less importance this year as CLO new issuance is largely sidelined. Credit selection will again be the primary driver of relative performance in this environment and those companies with the ability to source liquidity will lead the way.

We would like to take this opportunity to thank you for the confidence and trust you have placed in us. We appreciate the opportunity to invest on your behalf.

Sincerely,

Roberta Goss                                       George Marshman
Portfolio Manager                               Portfolio Manager

Scott Roberts
Portfolio Manager

Past performance is not a guarantee of future results.

Diversification does not assure a profit nor protect against loss in a declining market. Earnings growth is not representative of the Fund’s future performance.

Opinions expressed are those of the Investment Manager, are subject to change, are not guaranteed, and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

An investment in the Fund is subject to risk and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund include bank loans and senior loans risk, borrowing and leverage risk, CLO risk, counterparty risk, credit risk, defaulted debt securities risk, floating rate securities risk, foreign securities risk, high yield securities risk, inflation risk, interest rate risk, investment risk, issuer risk, liquidity risk, loan interests risk, manager risk, market risk, regulatory risk, and unrated securities risk. Please see the prospectus for more information. Even though senior debtholders are in line to be repaid first in the event of bankruptcy, they will not necessarily receive the full amount they are owed.

The report must be preceded or accompanied by a prospectus.

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The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. The index inception is January 1992.

It is not possible to invest directly in an index.

The Ziegler Senior Floating Rate Fund is distributed by Quasar Distributors, LLC.

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Ziegler Senior Floating Rate Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
March 31, 2020 (Unaudited)

SPECIALTY RETAIL 6.5%
MEDIA 6.0%
SOFTWARE 6.0%
DIVERSIFIED FINANCIAL SERVICES 5.3%
DIVERSIFIED TELECOMMUNICATION SERVICES 5.0%
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 4.9%
HEALTH CARE EQUIPMENT & SUPPLIES 4.7%
HEALTH CARE PROVIDERS & SERVICES 3.6%
CONSTRUCTION MATERIALS 3.5%
MACHINERY 2.9%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 2.8%
BUILDING PRODUCTS 2.8%
CONTAINERS & PACKAGING 2.6%
HOTELS RESTAURANTS & LEISURE 2.5%
IT SERVICES 2.5%
PROFESSIONAL SERVICES 2.3%
INDUSTRIAL CONGLOMERATES 2.1%
PHARMACEUTICALS 2.1%
COMMERCIAL SERVICES & SUPPLIES 2.1%
HEALTH CARE TECHNOLOGY 2.0%
AUTO COMPONENTS 2.0%
INSURANCE 2.0%
FOOD PRODUCTS 1.8%
SHORT TERM INVESTMENT 1.7%
ELECTRIC UTILITIES 1.7%
OIL, GAS & CONSUMABLE FUELS 1.7%
METALS & MINING 1.3%
AIR FREIGHT AND LOGISTICS 1.3%
FINANCIAL INTERMEDIARIES 1.3%
DIVERSIFIED CONSUMER SERVICES 1.3%
MORTGAGE REAL ESTATEINVESTMENT TRUSTS (REITS) 1.3%
FOOD & STAPLES RETAILING 1.2%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.1%
ROAD & RAIL 1.0%
CONSTRUCTION & ENGINEERING 1.0%
REAL ESTATE MANAGEMENT AND DEVELOPMENT 1.0%
AEROSPACE & DEFENSE 0.9%
AUTOMOBILES 0.7%
INTERNET SOFTWARE & SERVICES 0.6%
CHEMICALS 0.6%
DISTRIBUTORS 0.6%
BUSINESS EQUIPMENT & SERVICES 0.6%
CONSUMER FINANCE 0.5%
ELECTRICAL EQUIPMENT 0.3%
ENERGY EQUIPMENT & SERVICES 0.3%

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Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Principal		Current
Amount		Rate	Maturity	Value
	BANK LOANS(1) ― 97.2%
	AEROSPACE & DEFENSE ― 0.9%
$ 250,000	Amentum Holdings LLC (1 Month USD LIBOR + 4.000%)	4.989%	2/1/2027	$233,750
324,360	Dynasty Acquisition Co., Inc. (3 Month USD LIBOR + 3.500%)	4.950	4/6/2026	263,137
174,387	Dynasty Acquisition Co., Inc. (3 Month USD LIBOR + 3.500%)	4.950	4/6/2026	141,471
				638,358
	AIR FREIGHT AND LOGISTICS ― 1.3%
972,573	Global Medical Response, Inc. (2 Month USD LIBOR + 3.250%)	4.932	4/28/2022	909,356

	AUTO COMPONENTS ― 2.0%
498,750	Belron Finance US, LLC (3 Month USD LIBOR + 2.500%)	4.270	10/30/2026	473,813
995,000	Panther BF Aggregator 2 LP (1 Month USD LIBOR + 3.500%)	4.441	4/30/2026	915,400
				1,389,213
	AUTOMOBILES ― 0.7%
497,500	KAR Auction Services, Inc. (1 Month USD LIBOR + 2.250%)	3.188	9/19/2026	462,675

	BUILDING PRODUCTS ― 2.8%
231,518	Advanced Drainage Systems, Inc. (1 Month USD LIBOR + 2.250%)	3.813	7/31/2026	216,469
497,500	American Builders & Contractors Supply Co., Inc. (1 Month USD LIBOR + 2.000%)	2.989	1/15/2027	475,113
968,024	Forterra Finance, LLC (1 Month USD LIBOR + 3.000%)	4.000	10/25/2023	809,911
498,744	Specialty Building Products Holdings, LLC (1 Month USD LIBOR + 5.750%)	6.739	10/1/2025	428,089
				1,929,582
	BUSINESS EQUIPMENT & SERVICES ― 0.6%
399,000	ServiceMaster Co., LLC/The (1 Month USD LIBOR + 1.750%)	2.739	11/5/2026	384,237

	CHEMICALS ― 0.6%
442,107	Cabot Microelectronics Corp. (1 Month USD LIBOR + 2.000%)	3.000	11/14/2025	431,054

	COMMERCIAL SERVICES & SUPPLIES ― 2.1%
171,766	Garda World Security Corp. (3 Month USD LIBOR + 4.750%)	6.390	10/30/2026	164,037
458,948	Prime Security Services Borrower, LLC (1 Month USD LIBOR + 3.250%)	4.606	9/23/2026	416,953
485,423	TKC Holdings, Inc. (1 Month USD LIBOR + 3.750%)	4.750	2/1/2023	396,712
495,000	Trugreen, Ltd. (1 Month USD LIBOR + 3.750%)	4.750	3/19/2026	455,400
				1,433,102
	CONSTRUCTION & ENGINEERING ― 1.0%
737,491	McDermott International, Inc. (Prime + 4.000%)	7.250	5/12/2025	226,981
84,177	McDermott International, Inc. (1 Month USD LIBOR + 9.000%)	10.647	10/23/2020	77,275
418,692	McDermott International, Inc. (3 Month USD LIBOR + 9.000%)	10.806	10/23/2020	384,359
				688,615
	CONSTRUCTION MATERIALS ― 3.5%
730,901	CPG International, Inc. (6 Month USD LIBOR + 3.750%)	5.933	5/3/2024	619,442
492,366	Henry Company, LLC (1 Month USD LIBOR + 4.000%)	5.000	10/5/2023	421,591
997,500	Quikrete Holdings, Inc. (1 Month USD LIBOR + 2.500%)	3.489	2/1/2027	922,689
497,500	Tamko Building Products, LLC (1 Month USD LIBOR + 3.250%)	4.241	5/29/2026	470,138
				2,433,860
	CONSUMER FINANCE ― 0.5%
242,163	Trans Union, LLC (1 Month USD LIBOR + 1.750%)	2.739	11/13/2026	233,446
149,063	Trans Union, LLC (1 Month USD LIBOR + 1.500%)	2.489	12/10/2024	140,864
				374,310
	CONTAINERS & PACKAGING ― 2.6%
697,849	Packaging Coordinators Midco, Inc. (6 Month USD LIBOR + 4.000%)	5.080	6/30/2023	615,852
500,000	Reynolds Consumer Products, LLC (3 Month USD LIBOR + 1.750%)	3.501	2/4/2027	474,750
738,809	Reynolds Group Holdings, Inc. (1 Month USD LIBOR + 2.750%)	3.739	2/6/2023	703,715
				1,794,317
	DISTRIBUTORS ― 0.6%
495,000	FleetPride, Inc. (1 Month USD LIBOR + 4.500%)	5.489	2/4/2026	412,706

	DIVERSIFIED CONSUMER SERVICES ― 1.2%
758,069	Spin Holdco, Inc. (3 Month USD LIBOR + 3.250%)	5.093	11/14/2022	682,262
200,000	Buzz Merger Sub Ltd. (1 Month USD LIBOR + 2.750%)	3.739	1/29/2027	185,000
				867,262

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Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES ― 5.2%
$ 495,009	Achilles Acquisition, LLC (1 Month USD LIBOR + 4.000%)	5.000%	10/13/2025	$439,321
990,019	Citadel Securities, LP (1 Month USD LIBOR + 3.500%)	3.739	2/27/2026	900,917
37,525	First Eagle Holdings, Inc. (3 Month USD LIBOR + 2.500%)	3.950	2/1/2027	31,990
977,550	NAB Holdings, LLC (3 Month USD LIBOR + 3.000%)	4.450	7/1/2024	782,040
412,953	Russell Investments US Institutional Holdco, Inc. (1 Month USD LIBOR + 3.250%)	3.822	6/1/2023	385,079
99,920	SS&C European Holdings SARL (1 Month USD LIBOR + 2.250%)	2.739	4/16/2025	94,424
140,028	SS&C Technologies, Inc. (1 Month USD LIBOR + 2.250%)	2.739	4/16/2025	132,326
942,194	VFH Parent, LLC (1 Month USD LIBOR + 3.500%)	4.005	3/2/2026	870,941
				3,637,038
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 5.0%
497,500	CommScope, Inc. (1 Month USD LIBOR + 3.250%)	4.239	4/6/2026	472,625
498,750	CSC Holdings, LLC (1 Month USD LIBOR + 2.500%)	3.112	4/15/2027	482,955
250,000	Iridium Satellite, LLC (1 Month USD LIBOR + 3.750%)	4.750	11/4/2026	238,750
491,228	Syniverse Holdings, Inc. (6 Month USD LIBOR + 5.000%)	6.873	3/9/2023	325,193
500,000	Virgin Media Bristol, LLC (1 Month USD LIBOR + 2.500%)	3.205	1/31/2028	466,250
245,625	West Corp. (3 Month USD LIBOR + 3.500%)	4.950	10/10/2024	183,605
488,750	West Corp. (3 Month USD LIBOR + 4.000%)	5.450	10/10/2024	371,206
482,622	WideOpenWest Finance, LLC (1 Month USD LIBOR + 3.250%)	4.250	8/18/2023	450,044
500,000	Ziggo Financing Partnership (1 Month USD LIBOR + 2.500%)	3.205	4/28/2028	477,500
				3,468,128
	ELECTRIC UTILITIES ― 1.7%
740,625	Brookfield WEC Holdings, Inc. (1 Month USD LIBOR + 3.000%)	3.989	8/1/2025	706,371
478,922	Pike Corp. (1 Month USD LIBOR + 3.250%)	4.240	7/24/2026	449,389
				1,155,760
	ELECTRICAL EQUIPMENT ― 0.3%
249,372	GlobalFoundries, Inc (3 Month USD LIBOR + 4.750%)	6.250	6/5/2026	214,460

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.0%
390,907	Plantronics, Inc. (1 Month USD LIBOR + 2.500%)	3.489	7/2/2025	308,523
58,823	Plantronics, Inc. (6 Month USD LIBOR + 2.500%)	3.572	7/2/2025	46,427
425,446	Ultra Clean Holdings, Inc. (1 Month USD LIBOR + 4.500%)	5.489	8/27/2025	366,947
				721,897
	ENERGY EQUIPMENT & SERVICES ― 0.3%
243,590	Yak Access, LLC (3 Month USD LIBOR + 5.000%)	6.450	7/11/2025	180,256

	FINANCIAL INTERMEDIARIES ― 1.3%
997,500	Jane Street Group, LLC (1 Month USD LIBOR + 3.000%)	4.613	1/31/2025	905,231

	FOOD & STAPLES RETAILING ― 1.2%
857,444	BJ's Wholesale Club, Inc. (1 Month USD LIBOR + 2.750%)	3.047	2/2/2024	827,969

	FOOD PRODUCTS ― 1.8%
500,000	Aramark Services, Inc. (1 Month USD LIBOR + 1.750%)	2.739	1/15/2027	467,500
600,000	Froneri US, Inc. (1 Month USD LIBOR + 2.250%)	3.239	1/29/2027	576,000
248,734	Houston Foods, Inc. (1 Month USD LIBOR + 3.750%)	4.739	7/21/2025	210,180
				1,253,680
	HEALTH CARE EQUIPMENT & SUPPLIES ― 4.6%
500,000	Aldevron, LLC (3 Month USD LIBOR + 4.250%)	5.700	10/13/2026	472,500
637,500	Bausch Health Companies, Inc. (1 Month USD LIBOR + 2.750%)	3.362	11/27/2025	608,813
434,976	Bausch Health Companies, Inc. (1 Month USD LIBOR + 3.000%)	3.612	6/2/2025	416,309
498,750	National Seating & Mobility, Inc. (3 Month USD LIBOR + 5.250%)	6.700	11/12/2026	448,875
990,025	Phoenix Guarantor, Inc. (1 Month USD LIBOR + 3.250%)	4.113	3/5/2026	903,398
1,248	YI, LLC (3 Month USD LIBOR + 4.000%)	5.450	11/7/2024	983
484,381	YI, LLC (6 Month USD LIBOR + 4.000%)	5.072	11/7/2024	381,450
				3,232,328
	HEALTH CARE PROVIDERS & SERVICES ― 3.6%
739,987	Bracket Intermediate Holding Corp. (3 Month USD LIBOR + 4.250%)	6.159	9/5/2025	610,490
500,000	Da Vinci Purchaser Corp. (3 Month USD LIBOR + 4.000%)	5.872	1/8/2027	478,750
405,405	Eyecare Partners, LLC (6 Month USD LIBOR + 3.750%)	4.822	2/18/2027	333,107
94,595	Eyecare Partners, LLC (6 Month USD LIBOR + 3.750%) (2)	4.822	2/18/2027	77,725
441,648	Radiology Partners, Inc. (2 Month USD LIBOR + 4.250%)	5.975	7/9/2025	370,101
515,102	Radiology Partners, Inc. (12 Month USD LIBOR + 4.250%)	5.985	7/9/2025	431,656
250,000	Upstream Newco, Inc. (1 Month USD LIBOR + 4.500%)	5.489	11/20/2026	208,750
				2,510,579

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Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	HEALTH CARE TECHNOLOGY ― 2.0%
$ 500,000	Navicure, Inc. (1 Month USD LIBOR + 4.000%)	4.989%	10/22/2026	$463,750
985,000	Verscend Holding Corp. (1 Month USD LIBOR + 4.500%)	5.489	8/27/2025	935,750
				1,399,500
	HOTELS RESTAURANTS & LEISURE ― 2.5%
497,500	Aimbridge Acquisition Co, Inc. (3 Month USD LIBOR + 3.750%)	5.017	2/2/2026	360,688
495,000	AMC Entertainment, Inc. (6 Month USD LIBOR + 3.000%)	4.080	4/22/2026	368,542
272,124	American Express Global Business Travel (3 Month USD LIBOR + 4.000%)	5.734	2/26/2027	238,108
227,876	American Express Global Business Travel (3 Month USD LIBOR + 4.000%) (2)	5.734	2/26/2027	199,392
135,844	Scientific Games International, Inc. (1 Month USD LIBOR + 2.750%)	3.739	8/14/2024	110,259
558,840	Scientific Games International, Inc. (2 Month USD LIBOR + 2.750%)	4.369	8/14/2024	453,591
				1,730,580
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 4.8%
493,523	Calpine Corp. (1 Month USD LIBOR + 2.250%)	3.240	1/15/2024	476,990
1,013,342	Eastern Power, LLC (1 Month USD LIBOR + 3.750%)	4.750	10/2/2025	888,781
903,727	Lightstone Holdco, LLC (1 Month USD LIBOR + 3.750%)	4.750	1/30/2024	700,389
50,972	Lightstone Holdco, LLC (1 Month USD LIBOR + 3.750%)	4.750	1/30/2024	39,503
444,444	Southeast PowerGen, LLC (1 Month USD LIBOR + 3.500%)	4.500	12/2/2021	362,777
995,000	Talen Energy Supply, LLC (1 Month USD LIBOR + 3.750%)	4.739	7/8/2026	875,600
				3,344,040
	INDUSTRIAL CONGLOMERATES ― 2.1%
981,181	CD&R Hydra Buyer, Inc. (1 Month USD LIBOR + 4.250%)	5.250	12/11/2024	809,474
880,000	NN, Inc. (1 Month USD LIBOR + 5.750%)	6.739	10/19/2022	657,800
				1,467,274
	INSURANCE ― 1.9%
1,253	Alera Group Intermediate Holdings, Inc. (1 Month USD LIBOR + 4.000%)	4.989	8/1/2025	1,103
492,481	Alera Group Intermediate Holdings, Inc. (6 Month USD LIBOR + 4.000%)	5.072	8/1/2025	433,383
500,000	Broadstreet Partners, Inc. (1 Month USD LIBOR + 3.250%)	4.239	1/27/2027	446,355
498,750	HUB International Ltd. (3 Month USD LIBOR + 4.000%)	5.692	4/25/2025	475,059
				1,355,900
	INTERNET SOFTWARE & SERVICES ― 0.6%
488,750	Research Now Group, Inc. (3 Month USD LIBOR + 5.500%)	7.263	12/20/2024	439,875

	IT SERVICES ― 2.5%
971,284	Rackspace Hosting, Inc. (3 Month USD LIBOR + 3.000%)	4.763	11/3/2023	857,430
398,937	Salient CRGT, Inc. (6 Month USD LIBOR + 6.500%)	7.568	2/28/2022	329,123
587,909	TierPoint, LLC (1 Month USD LIBOR + 3.750%)	4.750	5/6/2024	527,649
				1,714,202
	MACHINERY ― 2.9%
448,485	Altra Industrial Motion Corp. (1 Month USD LIBOR + 2.000%)	2.989	10/1/2025	397,889
250,000	Gardner Denver, Inc. (1 Month USD LIBOR + 1.750%)	2.739	3/1/2027	236,563
498,728	Patriot Container Corp. (1 Month USD LIBOR + 3.500%)	4.500	3/20/2025	446,361
400,000	Star US Bidco, LLC (1 Month USD LIBOR + 4.250%)	5.250	3/17/2027	348,000
719,494	Titan Acquisition, Ltd. (3 Month USD LIBOR + 3.000%)	4.450	3/28/2025	598,770
				2,027,583
	MEDIA ― 6.0%
987,500	AppLovin Corp. (1 Month USD LIBOR + 3.500%)	4.489	8/15/2025	903,562
500,000	Castle US Holding Corp. (1 Month USD LIBOR + 3.750%)	5.200	1/27/2027	407,503
249,375	Creative Artists Agency, LLC (1 Month USD LIBOR + 3.750%)	4.739	11/26/2026	219,949
995,000	Diamond Sports Group, LLC (1 Month USD LIBOR + 3.250%)	4.180	8/24/2026	781,074
362,500	Entravision Communication Corp. (1 Month USD LIBOR + 2.750%)	3.739	11/29/2024	299,063
424,821	Gray Television, Inc. (1 Month USD LIBOR + 2.500%)	4.015	1/2/2026	399,757
598,997	Harland Clarke Holdings Corp. (3 Month USD LIBOR + 4.750%)	6.463	11/3/2023	374,188
344,836	Lions Gate Capital Holdings, LLC (1 Month USD LIBOR + 2.250%)	3.239	3/24/2025	314,663
498,750	Terrier Media Buyer, Inc. (3 Month USD LIBOR + 4.250%)	5.700	12/17/2026	452,616
				4,152,375
	METALS & MINING ― 1.3%
420,228	GrafTech Finance, Inc. (1 Month USD LIBOR + 3.500%)	4.500	2/12/2025	367,699
397,957	MRC Global, Inc. (1 Month USD LIBOR + 3.000%)	3.989	9/20/2024	324,335
250,000	Zekelman Industries, Inc. (1 Month USD LIBOR + 2.250%)	3.209	1/25/2027	231,250
				923,284
	MORTGAGE REAL ESTATEINVESTMENT TRUSTS (REITS) ― 1.2%
987,500	Forest City Enterprises, LP (1 Month USD LIBOR + 3.500%)	4.489	12/8/2025	859,125

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Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	OIL, GAS & CONSUMABLE FUELS ― 1.6%
$ 500,000	Fieldwood Energy, LLC (3 Month USD LIBOR + 5.250%)	7.027%	4/11/2022	$178,125
500,000	Fieldwood Energy, LLC (3 Month USD LIBOR + 7.250%)	9.027	4/11/2023	51,000
488,778	Northriver Midstream TLB (3 Month USD LIBOR + 3.250%)	5.159	10/1/2025	386,951
487,500	Prairie ECI Acquiror, LP (3 Month USD LIBOR + 4.750%)	6.200	3/11/2026	259,472
500,000	Prairie ECI Acquiror, LP (3 Month USD LIBOR + 4.750%)	6.491	3/11/2026	262,500
				1,138,048
	PHARMACEUTICALS ― 2.1%
688,646	Alvogen Pharma U.S., Inc. (6 Month USD LIBOR + 5.250%)	6.320	12/29/2023	599,122
994,936	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	4.500	5/5/2025	863,937
				1,463,059
	PROFESSIONAL SERVICES ― 2.3%
492,500	Conserve Merger Sub, Inc. (1 Month USD LIBOR + 3.500%)	4.489	8/8/2025	412,469
966,302	IG Investments Holdings, LLC (1 Month USD LIBOR + 4.000%)	5.450	5/23/2025	779,284
373,588	Wrench Group, LLC (3 Month USD LIBOR + 4.000%)	5.450	4/30/2026	317,550
125,374	Wrench Group, LLC (3 Month USD LIBOR + 4.000%) (2)	4.306	4/30/2026	106,568
				1,615,871
	REAL ESTATE MANAGEMENT AND DEVELOPMENT ― 0.9%
740,625	Cushman & Wakefield U.S. Borrower, LLC (1 Month USD LIBOR + 2.750%)	3.739	8/21/2025	657,305

	ROAD & RAIL ― 1.0%
729,099	Gruden Acquisition, Inc. (3 Month USD LIBOR + 5.500%)	6.950	8/18/2022	692,644

	SOFTWARE ― 5.9%
990,000	Athenahealth, Inc. (3 Month USD LIBOR + 4.500%)	5.284	2/11/2026	930,600
493,750	Boxer Parent Co., Inc. (1 Month USD LIBOR + 4.250%)	5.239	10/2/2025	415,182
492,481	Brave Parent Holdings, Inc. (3 Month USD LIBOR + 4.000%)	5.777	4/18/2025	430,101
497,579	LANDesk Group, Inc. (1 Month USD LIBOR + 4.250%)	5.250	1/22/2024	442,845
982,500	Mavenir Systems, Inc. (3 Month USD LIBOR + 6.000%)	7.000	5/8/2025	854,775
617,231	Project Alpha Intermediate Holding, Inc. (6 Month USD LIBOR + 3.500%)	5.380	4/26/2024	561,680
500,000	VS Buyer, LLC (3 Month USD LIBOR + 3.250%)	4.863	2/26/2027	482,499
				4,117,682
	SPECIALTY RETAIL ― 6.4%
103,684	Ascena Retail Group, Inc. (1 Month USD LIBOR + 4.500%)	5.500	8/22/2022	32,401
104,943	Ascena Retail Group, Inc. (3 Month USD LIBOR + 4.500%)	6.000	8/22/2022	32,795
492,550	Aspen Dental Management, Inc.(3 Month USD LIBOR + 2.750%)	4.200	4/30/2025	413,989
984,849	Bass Pro Group, LLC (6 Month USD LIBOR + 5.000%)	6.072	9/25/2024	832,197
634,830	CWGS Group, LLC (1 Month USD LIBOR + 2.750%)	3.766	11/8/2023	427,240
1,042,032	Heartland Dental, LLC (1 Month USD LIBOR + 3.750%)	4.739	4/30/2025	815,391
439,082	Jill Holdings, LLC (3 Month USD LIBOR + 5.000%)	6.780	5/9/2022	321,079
931,250	LSF9 Atlantis Holdings, LLC (1 Month USD LIBOR + 6.000%)	7.000	5/1/2023	768,863
438,415	Talbots, Inc./The (3 Month USD LIBOR + 7.000%)	8.450	11/28/2022	339,771
475,159	Western Dental Services, Inc. (3 Month USD LIBOR + 5.250%)	6.700	6/30/2023	470,407
				4,454,133
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 2.8%
498,750	Dell International, LLC (1 Month USD LIBOR + 2.000%)	2.990	9/19/2025	479,269
498,750	Gigamon, Inc. (1 Month USD LIBOR + 2.000%)	5.250	12/27/2024	428,925
738,750	LTI Holdings, Inc. (1 Month USD LIBOR + 3.500%)	4.489	9/8/2025	555,602
598,485	Sonicwall US Holdings, Inc. (3 Month USD LIBOR + 3.500%)	5.195	5/16/2025	488,795
				1,952,591

	TOTAL BANK LOANS (Cost $78,813,394)			$67,761,044

Shares
	SHORT TERM INVESTMENT ― 1.7%
1,183,297	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.430% (3)			$1,183,297
	TOTAL SHORT TERM INVESTMENT (Cost $1,183,297)			$1,183,297

	TOTAL INVESTMENTS ― 98.9% (Cost $79,996,691)			$68,944,341
	Other Assets in Excess of Liabilities ― 1.1%			795,246
	TOTAL NET ASSETS ― 100.0%			$69,739,587

Table of Contents - N-CSRS

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)(Continued)

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Unfunded or partially unfunded loan commitment. Principal pledged has not been drawn.
(3) Rate quoted is seven-day yield at period end.

The S&P’s industry classification was developed by and/or is the exclusive property of the Standard & Poor's Financial Services, LLC ("S&P") and has been licensed for use by Ziegler Capital Management, LLC.

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Ziegler Senior Floating Rate Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2020 (Unaudited)

Assets:
Investments in securities at value (cost $79,996,691)	$68,944,341
Cash	474,496
Receivables:
Investment securities sold	1,785,136
Fund shares sold	4,787
Interest	218,146
Prepaid expenses	40,994
Total assets	71,467,900

Liabilities:
Payables:
Investment securities purchased	1,515,657
Fund shares redeemed	15,903
Distributions to shareholders	42,689
Due to Investment Adviser	13,043
Distribution Fees	56,090
Accrued other expenses and other liabilities	84,931
Total liabilities	1,728,313

Net Assets	$69,739,587

Components of Net Assets:
Paid-in capital	$82,103,480
Total accumulated loss	(12,363,893)
Net Assets	$69,739,587

Class A:
Net Assets	$4,477,454
Issued and Outstanding	202,573
Net Asset Value and Redemption Price^	$22.10
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$23.08

Class C:
Net Assets	$7,819,104
Issued and Outstanding	355,774
Net Asset Value, Redemption Price* and Offering Price Per Share	$21.98

Institutional Class:
Net Assets	$57,443,029
Issued and Outstanding	2,604,972
Net Asset Value, Redemption Price and Offering Price Per Share	$22.05

^ Class A shares purchased in excess of $1,000,000, initial sales charge of 4.25% is waived and the CDSC fee is 1.00% if redeemed within 18 months of purchase (see Note 3).
* Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (see Note 3).

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Ziegler Senior Floating Rate Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2020 (Unaudited)

Investment Income:
Interest income	$2,325,656
Total investment income	2,325,656

Expenses:
Advisory fees (Note 3)	256,243
Administration and fund accounting fees (Note 3)	62,233
Distribution fees (Note 6)	52,985
Transfer agent fees and expenses (Note 3)	41,566
Registration fees	27,855
Custody fees (Note 3)	11,422
Compliance Fee (Note 3)	10,494
Audit fees	10,300
Legal fees	10,145
Service Fee	7,632
Shareholder reporting fees	7,234
Trustee fees (Note 3)	6,000
Insurance fees	1,455
Miscellaneous expenses	4,956
Total expenses	510,520
Expenses waived by the Adviser (Note 3)	(165,812)
Net expenses	344,708
Net investment income	1,980,948

Realized and Unrealized Loss on Investments
Net realized loss on investments	(1,311,772)
Net change in unrealized appreciation/depreciation on investments	(8,955,078)
Net realized and unrealized loss on investments	(10,266,850)

Net decrease in net assets resulting from operations	$(8,285,902)

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Ziegler Senior Floating Rate Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended
	March 31, 2020	For the Year Ended
	(Unaudited)	September 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,980,948	$5,078,851
Net realized gain (loss) on investments	(1,311,772)	64,415
Net change in unrealized appreciation/depreciation on investments	(8,955,078)	(2,834,130)
Net increase (decrease) in net assets resulting from operations	(8,285,902)	2,309,136

Distributions to shareholders:
Class A Shares	(136,583)	(503,478)
Class C Shares	(196,209)	(335,424)
Institutional Class Shares	(1,679,800)	(4,464,070)
Total distributions to shareholders	(2,012,592)	(5,302,972)

Capital Transactions:
Net proceeds from shares sold:
Class A Shares	593,357	1,700,237
Class C Shares	238,450	7,994,557
Institutional Class Shares	7,808,965	33,501,493
Reinvestment of distributions:
Class A Shares	30,799	74,374
Class C Shares	170,234	249,264
Institutional Class Shares	1,495,437	3,897,594
Cost of shares repurchased:
Class A Shares	(1,034,643)	(4,409,191	) *
Class C Shares	(1,347,630)	(833,636)
Institutional Class Shares	(8,990,702)	(49,596,542)
Net decrease in net assets from capital transactions	(1,035,733)	(7,421,850)
Total Decrease in Net Assets	(11,334,227)	(10,415,686)

Net Assets:
Beginning of period	81,073,814	91,489,500
End of period	$69,739,587	$81,073,814

Capital Share Transactions:
Shares sold:
Class A Shares	24,987	66,511
Class C Shares	9,558	314,315
Institutional Class Shares	310,362	1,303,297
Shares reinvested:
Class A Shares	1,262	2,943
Class C Shares	6,973	9,848
Institutional Class Shares	61,125	153,395
Shares repurchased:
Class A Shares	(47,585)	(174,798)
Class C Shares	(54,701)	(32,874)
Institutional Class Shares	(368,013)	(1,939,235)
Net increase in shares outstanding	(56,032)	(296,598)

* Net of redemption fees (see Note 3)

Table of Contents - N-CSRS

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class A Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six					For the Period
	Months Ended					April 1, 2016*
	March 31, 2020		For the Year Ended	For the Year Ended	For the Year Ended	Through
	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016
Net Asset Value, Beginning of Period	$25.18		$26.01	$25.87	$25.78	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.61		1.35	1.22	1.08	0.32
Net realized and unrealized gain (loss) on investments	(3.07)		(0.78)	0.14	0.13	0.72
Total Gain from Investment Operations	(2.46)		0.57	1.36	1.21	1.04

LESS DISTRIBUTIONS:
From net investment income	(0.61)		(1.35)	(1.14)	(1.05)	(0.26)
From net realized gain on investments	(0.01)		(0.05)	(0.08)	(0.07)	-
Total Distributions	(0.62)		(1.40)	(1.22)	(1.12)	(0.26)

Net Asset Value, End of Period	$22.10		$25.18	$26.01	$25.87	$25.78

Total Return(2)	-10.00%	(3)	2.27%	5.37%	4.80%	4.15%	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,477		$5,638	$8,563	$265	$132
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.39%	(4)	1.31%	1.35%	1.64%	2.07%	(4)
After fees waived / reimbursed by the Adviser	0.99%	(4)	0.99%	0.99%	0.99%	0.99%	(4)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	4.91%	(4)	5.28%	4.69%	4.22%	2.55%	(4)
Portfolio turnover rate(5)	26%	(3)	61%	35%	105%	23%	(3)

* Inception date
(1) Computed using average shares method.
(2)	Performance reported does not reflect sales charges.
(3) Not Annualized.
(4) Annualized.
(5)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

Table of Contents - N-CSRS

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class C Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six					For the Period
	Months Ended					April 1, 2016*
	March 31, 2020		For the Year Ended	For the Year Ended	For the Year Ended	Through
	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016
Net Asset Value, Beginning of Period	$25.12		$25.96	$25.83	$25.75	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.51		1.16	1.01	0.90	0.35
Net realized and unrealized gain (loss) on investments	(3.13)		(0.78)	0.16	0.13	0.59
Total Gain from Investment Operations	(2.62)		0.38	1.17	1.03	0.94

LESS DISTRIBUTIONS:
From net investment income	(0.51)		(1.17)	(0.96)	(0.88)	(0.19)
From net realized gain on investments	(0.01)		(0.05)	(0.08)	(0.07)	-
Total Distributions	(0.52)		(1.22)	(1.04)	(0.95)	(0.19)

Net Asset Value, End of Period	$21.98		$25.12	$25.96	$25.83	$25.75

Total Return(2)	-10.61%	(3)	1.52%	4.56%	4.06%	3.77%	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,819		$9,894	$2,665	$713	$62
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	2.14%	(4)	2.07%	2.12%	2.39%	2.82%	(4)
After fees waived / reimbursed by the Adviser	1.74%	(4)	1.74%	1.74%	1.74%	1.74%	(4)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	4.17%	(4)	4.56%	3.88%	3.55%	2.74%	(4)
Portfolio turnover rate(5)	26%	(3)	61%	35%	105%	23%	(3)

* Inception date
(1) Computed using average shares method.
(2)	Performance reported does not reflect sales charges.
(3) Not Annualized.
(4) Annualized.
(5)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

Table of Contents - N-CSRS

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Institutional Class Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

	For the Six					For the Period
	Months Ended					April 1, 2016*
	March 31, 2020		For the Year Ended	For the Year Ended	For the Year Ended	Through
	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016
Net Asset Value, Beginning of Period	$25.19		$26.02	$25.88	$25.79	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.64		1.41	1.25	1.14	0.36
Net realized and unrealized gain (loss) on investments	(3.13)		(0.77)	0.17	0.14	0.71
Total Gain from Investment Operations	(2.49)		0.64	1.42	1.28	1.07

LESS DISTRIBUTIONS:
From net investment income	(0.64)		(1.42)	(1.20)	(1.12)	(0.28)
From net realized gain on investments	(0.01)		(0.05)	(0.08)	(0.07)	-
Total Distributions	(0.65)		(1.47)	(1.28)	(1.19)	(0.28)

Net Asset Value, End of Period	$22.05		$25.19	$26.02	$25.88	$25.79

Total Return	-10.16%	(3)	2.56%	5.62%	5.06%	4.28%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,443		$65,542	$80,262	$49,183	$35,740
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.17%	(4)	1.08%	1.17%	1.43%	1.85%	(3)
After fees waived / reimbursed by the Adviser	0.74%	(4)	0.74%	0.74%	0.74%	0.74%	(3)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	5.16%	(4)	5.52%	4.79%	4.43%	2.83%	(3)
Portfolio turnover rate(4)	26%	(3)	61%	35%	105%	23%	(2)

* Inception date
(1) Computed using average shares method.
(2) Not Annualized.
(3) Annualized.
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

Table of Contents - N-CSRS

Ziegler Senior Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The Ziegler Senior Floating Rate Fund, formerly known as Ziegler Floating Rate Fund, (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”).  The Trust was organized on August 28, 2003, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Ziegler Capital Management, LLC (“the Adviser” or “Ziegler”) serves as the investment manager to the Fund.  Pretium Credit Management LLC (“Pretium”) serves as the Sub-Advisor to the Fund.

The investment objective of the Fund is to provide total return, comprised of current income and capital appreciation by investing in senior secured floating rate loans and other senior secured floating rate debt instruments, and in other instruments that have economic characteristics similar to such instruments. The inception date of the Fund was April 1, 2016. The Fund offers three classes of shares: Class A, Class C and Institutional Class, with an unlimited number of shares of beneficial interest, with no par value per share. Each class of shares represents an equal pro rata interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income and expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class based on relative net assets on a daily basis.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Equity investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and
NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees (the “Board”). Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler or Pretium under procedures established by and under the general supervision and responsibility of the Board.

The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed. Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs.

Table of Contents - N-CSRS

Ziegler Senior Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of March 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income:
Bank Loans	$-	$67,761,044	$-	$67,761,044
Short-Term Investment	1,183,297	-	-	1,183,297
Total	$1,183,297	$67,761,044	$-	$68,944,341

See the Schedule of Investments for further detail of investment classifications.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

(b) Federal Income Taxes - The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

As of and during the period ended March 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. As of March 31, 2020, open tax periods subject to examination by the tax authorities in the United States also include the tax years ended September 30, 2019, September 30, 2018 and September 30, 2017. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(c) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. The Fund declares dividends from any net investment income daily and pays them monthly. Prior to February 1, 2019, distributions from net investment income were made monthly. Net realized gains from investment transactions, if any, are distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Table of Contents - N-CSRS

Ziegler Senior Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

(d) Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(e) Cash – Concentration in Uninsured Cash – For cash management purposes the Fund may concentrate cash with the Fund’s custodian.  This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits.  As of March 31, 2020, the Fund held $224,496 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”) that exceeded the FDIC insurance limit.

(f) Other – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

NOTE 3 – Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.65%.  The Adviser has entered into a Sub-Advisory agreement with Pretium; Pretium’s compensation is based on assets under management and is paid out of Ziegler’s advisory fee received from the Fund.

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 0.99%, 1.74%, and 0.74% of average daily net assets for Class A, Class C, and Institutional Class, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities.

The Adviser is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement within 36 months following the month in which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established limitation on expenses for that year.

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Ziegler Senior Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

At March 31, 2020, the amounts waived by the Adviser by year are as follows:

Year Waived / Reimbursed	Amounts Available for Recoupment	Expiration
2017	$173,607	September 30, 2020
2018	291,706	September 30, 2021
2019	311,869	September 30, 2022
2020	165,812	March 31, 2023
	$942,994

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent.  The officers of the Trust are employees of Fund Services. U.S Bank, N.A. serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar”), serves as the Fund’s distributor and principal underwriter. For the period ended March 31, 2020, the Fund incurred the following expenses for administration & fund accounting, transfer agent, custody and compliance fees:

Administration & fund accounting	$ 62,233
Transfer agent	$ 41,566
Custody	$ 11,422
Compliance	$ 10,494

At March 31, 2020, the Fund had payables for administration & fund accounting, transfer agent, custody and compliance fees in the following amounts:

Administration & fund accounting	$31,271
Transfer agent	$20,902
Custody	$ 5,959
Compliance	$ 5,090

The above payable amounts are included in Accrued other expenses in the Statement of Assets and Liabilities.

There is a maximum initial sales charge of 4.25% for Class A shares of the Fund and a contingent deferred sales charge (“CDSC”) of 1.00% on Class A and C shares for the Fund.  The Distributor retains a portion of the initial sales charge when shares are purchased through a service agent and will retain the full amount if purchased through the Distributor.  For the period ended March 31, 2020, Quasar did not retain sales charges on sales of the Class A shares of the Fund and CDSCs for Class C shares totaled $2,508.

The Fund charges a 1.00% redemption fee on the redemption of Class A shares held for 60 days or less.

The Independent Trustees were paid $6,000 for their services and reimbursement of travel expenses during the period ended March 31, 2020. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

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Ziegler Senior Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

NOTE 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the Fund for the period ended March 31, 2020, were as follows:

Purchases	$ 19,886,587
Sales	$ 21,791,942

NOTE 5 – Federal Income Tax Information

At September 30, 2019, the components of accumulated earnings (deficit) for income tax purposes were as follows:

$83,169,521
Gross Unrealized Appreciation	340,519
Gross Unrealized Depreciation	(2,437,794)
Net Unrealized Depreciation on Investments	(2,097,275)

Undistributed ordinary income	5,076
Undistributed long-term capital gains	26,800
Accumulated earnings	31,876

Total accumulated loss	$(2,065,399)

At September 30, 2019, the Fund had no capital loss carryforwards.

The tax character of distributions paid during the six months ended March 31, 2020 and the fiscal year ended September 30, 2019 were as follows:

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Distributions Paid From:
Ordinary Income	$1,985,761	$5,218,622
Long Term Capital Gains	26,831	84,350
Total Distributions Paid	$2,012,592	$5,302,972

NOTE 6 – Distribution Plan

The Trust, on behalf of the Fund, adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00% of average daily net assets attributable to the Class A and Class C shares, respectively.  For the period ended March 31, 2020, distribution fees incurred are disclosed on the Statement of Operations.

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Ziegler Senior Floating Rate Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2020 (Unaudited)

NOTE 7 – Line of Credit

The Fund has access to a $15 million unsecured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly.  During the period ended March 31, 2020, the Fund did not draw on this line of credit.

NOTE 8 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	4/30/2020	$0.0789	$0.0650	$0.0833

NOTE 9 – New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Fund has adopted the provisions of ASU 2017-08 and has concluded that the change in accounting principle does not materially impact the financial statement amounts.

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Ziegler Senior Floating Rate Fund
EXPENSE EXAMPLE
March 31, 2020 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 to March 31, 2020 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)
Class A
Actual Fund Return	1,000.00	900.00	4.70
Hypothetical 5% Return	1,000.00	1,020.05	5.00
Class C
Actual Fund Return	1,000.00	893.90	8.24
Hypothetical 5% Return	1,000.00	1,016.30	8.77
Institutional Class
Actual Fund Return	1,000.00	898.40	3.51
Hypothetical 5% Return	1,000.00	1,021.30	3.74

(1)
Expenses for the Fund are 0.99%, 1.74% and 0.74% for Class A, Class C and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/366. The expense ratios for the Fund reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Ziegler Senior Floating Rate Fund
OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT.  The Fund’s Form N-PORT reports are available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at (833) 777-1533 or on the EDGAR Database on the SEC’s website at ww.sec.gov.  The Fund files its proxy voting records annually as of June 30 with the SEC on Form N-PX.  The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

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Privacy Notice

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
Ziegler Capital Management, LLC
70 West Madison Street, 24th Floor
Chicago, Illinois 60602-4109

Investment Sub-Adviser
Pretium Credit Management, LLC
c/o Pretium Partners, LLC
810 Seventh Avenue, Suite 2400
New York, New York 10019

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 1250
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date June 8, 2020

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date June 5, 2020